Note 2 - Schedule of Cash, Cash Equivalents, and Short Term Investments (Details) - EUR (€) € in Thousands	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014
Total cash and cash equivalents	€ 20,940	€ 13,578	€ 10,851	€ 11,142
Short term investments	1,000	1,000
Total cash and cash equivalent and short term investments	€ 21,940	€ 14,578